Organization and Business Description	6 Months Ended
Apr. 30, 2026
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

Note 1 — ORGANIZATION AND BUSINESS DESCRIPTION

High-Trend International Group (the “Company”), formerly known as Caravelle International Group, and its subsidiaries (together the “Group”) is an international operator of ocean transportation services. It is engaged in seaborne transportation services under voyage contracts as well as vessels services for and on behalf of ship owners. The Company, a Cayman Islands exempted company, was formed on February 28, 2022 to serve as a holding company. On January 3, 2025, the annual general meeting of shareholders approved the Company changed its name from “Caravelle International Group” to “High-Trend International Group”.

Reverse Recapitalization

On April 5, 2022, Pacifico Acquisition Corp. (“Pacifico”) entered into that certain Agreement and Plan of Merger which was amended by the Amended and Restated Agreement and Plan of Merger (the “SPAC Transaction”) dated August 15, 2022 (the “Merger Agreement”), by and among Caravelle Group Co., Ltd (“Caravelle Group”), Pacifico International Group, a Cayman Islands exempted company and a direct wholly-owned subsidiary of the Company (“Merger Sub 1”), Pacifico Merger Sub 2 Inc., a Delaware corporation and a direct wholly-owned subsidiary of the Company (“Merger Sub 2” and, together with the Company and Merger Sub 1, each, individually, an “Acquisition Entity” and, collectively, the “Acquisition Entities”), and Caravelle Group.

On December 16, 2022, the SPAC Transaction was completed and the Company became a publicly traded holding company listed on the Nasdaq Capital Market and Caravelle Group became a wholly owned subsidiary of the Company. The SPAC Transaction was completed through a two-step process as follows:

(Step 1) Merger Sub 1 merged with and into Caravelle Group (the “Initial Merger”), and Caravelle Group was the surviving corporation of the Initial Merger and a direct wholly owned subsidiary of the Company, and

(Step 2) following confirmation of the effectiveness of the Initial Merger, Merger Sub 2 merged with and into Pacifico (the “SPAC Merger” and together with the Initial Merger, the “Merger”), and Pacifico was the surviving corporation of the SPAC Merger and a direct wholly owned subsidiary of the Company (collectively, the “SPAC Transaction” or “reverse merger”).

As a result of the SPAC Transaction, among other things, (i) all outstanding Ordinary Shares of Caravelle Group were cancelled in exchange for 2,000,000 Ordinary Shares of the Company, (ii) each outstanding unit of Pacifico (the “Pacifico Unit”) was automatically detached, (iii) each unredeemed outstanding share of common stock of Pacifico (the “Pacifico Common Stock”) was cancelled in exchange for the right to receive one (1) Ordinary Share of the Company, (iv) every ten (10) outstanding rights of Pacifico (the “Pacifico Rights”) were contributed in exchange for one (1) one Ordinary Share of the Company, and were cancelled and ceased to exist, and (v) each unit purchase option of Pacifico (the “Pacifico UPO”) were automatically cancelled and ceased to exist in exchange for one (1) unit purchase option of the Company (the “UPO”).

Caravelle Group was determined to be the accounting acquirer given that the original shareholders of Caravelle Group effectively controlled the combined entity after the Transaction.  Pacifico is treated as the acquired company for financial reporting purposes. This determination is primarily based on the fact that subsequent to the SPAC Transaction, the Caravelle Group’s shareholders held a majority of the voting power of the combined company, Caravelle Group’s business comprised all of the ongoing operations of the combined entity, Caravelle Group comprised a majority of the governing body of the combined company, and Caravelle Group’s senior management comprised all of the senior management of the combined company. Accordingly, for accounting purposes, the SPAC Transaction was accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by the Company for the net assets of Pacifico, accompanied by a recapitalization. Caravelle Group was determined to be the predecessor, and the historical financial statements of Caravelle Group became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. The share and per share data is retrospectively restated to give effect to the reverse recapitalization. Net assets of Pacifico were stated at historical costs. No goodwill or other intangible assets were recorded. Operations prior to the SPAC Transaction were those of the Caravelle Group.

As of April 30, 2026, the Company’s subsidiaries are as follows:

Subsidiaries	Date of Incorporation/ Acquisition	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Caravelle Group Co., Ltd (“Caravelle Group”)	April 1, 2021	Cayman Islands	100%	Investment Holding
SGEX Group Co., Ltd (“SGEX”)	April 19, 2021	British Virgin Islands (“BVI”)	100%	Investment Holding
Topsheen Shipping Group Corporation (“Topsheen Samoa”)	July 23, 2012	Samoa	90%	Transportation service
Topsheen Shipping Singapore Pte. Ltd (“Topsheen Shipping”)	October 30, 2015	Singapore	61% owned subsidiary of Topsheen Samoa	Transportation service
Topsheen Bulk Singapore Pte. Ltd (“Topsheen Bulk”)	March 16, 2019	Singapore	100% owned subsidiary of Topsheen Shipping	Transportation service
Singapore Garden Technology Pte. Ltd. (“Garden Technology”)	December 6, 2020	Singapore	100%	Transportation and heating business

Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended April 30, 2025 and 2024 are not necessarily indicative of the results that may be expected for the full year. The information included in this interim report should be read in conjunction with Management’s Discussion and Analysis of Financial Condition and Results of Operations and the financial statements and notes thereto included in the Group’s annual report on Form 20-F for the fiscal year ended October 31, 2025 filed with the SEC on January 23, 2026.

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Principles of consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances are eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

Non-controlling interest represents the portion of the net assets of subsidiaries attributable to interests that are not owned by the Company. The non-controlling interest is presented in the unaudited condensed consolidated balance sheets, separately from equity attributable to the shareholders of the Company. The operating results of the non-controlling interests is presented on the face of the unaudited condensed consolidated statements of operations as an allocation of the total income for the year between non-controlling shareholders and the shareholders of the Group. As of April 30, 2026 and October 31, 2025, non-controlling interests represent non-controlling shareholders’ proportionate share of equity interests in Topsheen Shipping Group Corporation and Topsheen Shipping Singapore Pte. Ltd.